UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C.  20549

                               FORM 12b-25

                       NOTIFICATION OF LATE FILING

 CHECK ONE: //Form 10-K//Form 20-F//Form 11-K/X/Form 10-QSB//Form N-SAR

                   For Period Ended:  October 31, 2001
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                  /   /  Transition Report on Form 10-K
                  /   /  Transition Report on Form 20-F
                  /   /  Transition Report on Form 11-K
                  /   /  Transition Report on Form 10-Q
                 /   /  Transition Report on form N-SAR
                    For the Transition Period Ended:
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READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM, PLEASE PRINT OR
TYPE. NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I  -- REGISTRANT INFORMATION

Full Name of Registrant

     Tri-National Development Corp.
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Former Name if Applicable

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Address of Principal Executive Office (Street and Number)

     480 Camino Del Rio South, Suite # 140

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City, State and Zip Code

     San Diego, California 92108

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
PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12B-25(b), the following should be completed.
(check box if appropriate)

/X/ (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

/X/ (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

/ / (c)   The accountant's statement or other exhibit required by Rule
12B-25 (c) has been attached, if applicable.

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PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-KSB, 20-F, 11-KSB, 10-QSB, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

On October 23, 2001 the Company filed a voluntary bankruptcy petition as an answer to the involuntary bankruptcy petition filed by Senior Care Industries, Inc. (OTC BB: SENC) on August 23, 2001. The Company filed a voluntary petition for bankruptcy protection under Chapter 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court in San Diego, California. The filing is intended to allow Registrant to remain in possession of its assets and properties, and Registrant's existing directors and officers will continue to oversee operation of Company's business as a debtor-in-possession, subject to supervision and orders of the Bankruptcy Court of matters outside the ordinary course of business.

As a direct result of such demands on accounting resources, the Company requires additional time for the completion and filing of its quarterly report on Form 10-QSB for the six months ended October 31, 2001. The Company expects to file the unaudited financial statements for the six months ending October 31, 2001 no later than December 26, 2001, presuming no additional requirements to complete this potential transaction.

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PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

     Jason  A. Sunstein            (619)  718-6370
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          (Name)              (Area code and telephone Number)

(2) Have all other periodic reports required under Section 13 or 15 (d) of the Securities Exchange Act of 1934 or Section 80 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the Registrant was required to file such report(s) been filed? If answer
is no, identify report(s). /X/Yes     /  /No

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(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
thereof?    /  /Yes    /X/No

If so, attach an explanation of the anticipated change, both narratively and quantatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made:

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                     Tri-National Development Corp.
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(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date:  December 17, 2001      By:  /s/ MICHAEL A. SUNSTEIN
                                        Michael A. Sunstein,
                                        Chairman/President/CEO